Income Taxes Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0